General	12 Months Ended
Dec. 31, 2023
General [Abstract]
General	GENERAL
A.    GENERAL

Elbit Systems Ltd. (“Elbit Systems”) is an Israeli corporation that is approximately 44.05% owned by Federmann Enterprises Ltd. Elbit Systems’ shares are traded on the Nasdaq Global Select Market in the United States (“Nasdaq”) and on the Tel-Aviv Stock Exchange (“TASE”).

Elbit Systems and its subsidiaries (collectively the “Company”) are engaged mainly in the fields of defense, homeland security and commercial aviation. Elbit Systems' major wholly-owned subsidiaries are Elbit Systems of America, LLC (“ESA”), Elbit Systems Electro-Optics Elop Ltd. (“Elop”), Elbit Systems C4I and Cyber Ltd. (“C4I and Cyber”), Elbit Systems EW and SIGINT - Elisra Ltd. (“Elisra”), Elbit Systems Land Ltd. (“ELS”) and IMI Systems Ltd. (“IMI”).

The Company reports segment information in five segments. The Company’s segments are organized based on a combination of the nature of products and services offered, together with a organizational structure. (See Note 2AC and Note 23). The Company’s five reportable segments are:

–Aerospace – mainly provides products and systems for airborne platforms, unmanned aerial solutions, precision guided munition (PGM) sensors, aerostructures, training and simulator systems, flight academy solutions, as well as commercial aviation systems.

–C4I and Cyber – mainly provides C4ISR systems, data links and radio communication systems and equipment, cyber intelligence solutions, autonomous solutions and homeland security solutions.
–Intelligence, Surveillance, Target Acquisition and Reconnaissance (ISTAR) and Electronic Warfare (EW) – mainly provides a wide range of electro-optic and laser systems and products and also provides a wide range of EW systems and SIGINT systems.
–Land – mainly provides land-based systems and products for armored and other military vehicles, artillery and mortar systems, munitions for land, air and sea applications including PGM, armored vehicle and other platforms’ survivability and protection systems.
–Elbit Systems of America (“ESA”) – mainly provides products and systems solutions principally to U.S. military, foreign military sales (FMS/FMF), homeland security (HLS), medical instrumentation and commercial aviation customers.

 B.    SALES TO GOVERNMENTAL AGENCIES

The Company derives a majority of its revenues from direct or indirect sales to governments or governmental agencies. As a result, these sales are subject to the special risks associated with sales to governments or governmental agencies. These risks include, among others, dependence on the resources allocated by governments to defense programs, changes in governmental priorities, anti-corruption regulations, changes in governmental regulations, cyber security and information assurance requirements and changes in governmental approvals regarding export licenses required for the Company’s products and for its suppliers. As for major customers, refer to Note 23B.
Note 1 -    GENERAL

C.    "SWORDS OF IRON" WAR

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of brutal attacks on civilian and military targets. Hamas also launched extensive rocket attacks on the Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in many other parts of Israel. Israel has also been attacked by other terrorist organizations on different fronts, including from Lebanon, which have prompted military responses from Israel. Following the attacks, the State of Israel declared a state of war, which is ongoing.

Since the commencement of hostilities, Elbit Systems has experienced a material increased demand for our products and solutions from the IMOD compared to the demand levels prior to the war. We have also increased our support to the IMOD, mainly through deliveries of our systems and the dedicated efforts of our employees. The developments related to the war are difficult to predict. Subject to future developments, the IMOD's increased demand for the Company's products and solutions may continue and could generate additional material orders to the Company. At the same time, the Company continues to support its international customers.

While the vast majority of our facilities in Israel continue to operate uninterrupted, some of our operations have experienced disruptions due to supply chain and operational constraints, the relocation of certain production lines, evacuation of employees and mobilization of our employees for reserve duty. As of December 31, 2023, approximately 15% of our work force in Israel had been mobilized. As of March 15, 2024, the number of employees mobilized has decreased to approximately 7%, and could fluctuate depending on future developments.

Elbit Systems has taken a number of steps to protect the safety and security of our employees, support our increased production, mitigate potential supply chain disruptions and maintain business continuity, among them relocation of production lines from facilities in areas of the country that have been evacuated to other facilities; recruitment of additional employees; increased monitoring of our global supply chain to identify delays, shortages and bottlenecks; rescheduled deliveries to certain of our customers as necessary; and increased inventories.

The extent of the effects of the war on the Company's performance will depend on the future developments of the war that are difficult to predict at this time, including its duration and scope. We continue to monitor the situation closely.

D.     ACQUISITIONS AND INVESTMENTS

1.On April 1, 2023, ESA completed the acquisition of 100% of Pacific Electronics Enterprises Inc. ("PEE") for a purchase price of approximately $10,000. PEE is located in Huntington beach, California, and specializes in the overhaul and repair of a wide spectrum of avionic equipment (communication, navigation, radar) and ground-based electronic systems.

2.On April 1, 2022, the Company completed the acquisition of 100% of an Israeli affiliated company, Opgal Industries Ltd. previously held by the Company at 50%, for a purchase price of an amount of approximately $8,000.

3.On November 1, 2022 , the Company completed the acquisition of 100% of a Swiss company, for a purchase price of approximately $24,000, of which approximately $21,000 is contingent consideration, which may become payable on the occurrence of certain future events. As of December 31, 2023, the contingent consideration was approximately $22,100 (See Note 20).

.
Note 1 - GENERAL (Cont.)

D.     ACQUISITIONS AND INVESTMENTS (Cont.)

4.On November 25, 2018, the Company completed the acquisition of 100% of the interests in an Israeli company, IMI Systems Ltd. and its subsidiaries (collectively: “IMI”), for a total nominal consideration of approximately $520,000 (approximately NIS 1,900 million). The consideration was comprised of the following: approximately $380,000 (approximately NIS 1,400 million) paid in cash, approximately $24,000 (approximately NIS 90 million) is contingent consideration recorded at fair value subject to IMI achieving agreed performance goals, which may become payable on the occurrence of certain future events. As of December 31, 2023, the contingent consideration was approximately $15,300 (See Note 20).

Further to the acquisition agreement, the Company was entitled to premises evacuation compensation in the amount of approximately $365,000 (approximately NIS 1,365 million), upon the relocation of certain of IMI's facilities. During 2019, the Company sold the premises evacuation receivable for the amount of approximately $345,000 to an Israeli bank and accounted for the transaction as a true sale under ASC 860. The Company is still entitled to receive building inputs index adjustments on the base premises evacuation receivable, which is recorded as a financial asset measured at fair value and as of December 31, 2023 amounted to approximately $55,700 (See Note 8).

During 2022, the Company sold IMI's holdings in 84.98%-owned subsidiary, Ashot Ashkelon Industries Ltd. (TASE: ASHO), for approximately $81,487. As a result the Company recognized a gain of approximately $7,053.